Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2022
Goodwill and other intangible assets
Goodwill and other intangible assets

15.Goodwill and other intangible assets

		Customer-	Network -
		related	related
		intangible	intangible
	Goodwill	assets	assets	Licenses	Software	Total
	$’000	$’000	$’000	$’000	$’000	$’000
Cost
At January 1, 2020	518,392	496,990	43,556	14,592	20,902	1,094,432
Additions during the year	—	—	—	4	2,460	2,464
Additions through business combinations (note 31)	232,030	324,290	36,831	—	33	593,184
Disposals	—	—	—	(1)	(475)	(476)
Exchange difference	(93,915)	(88,846)	(6,835)	1,201	(829)	(189,224)
At December 31, 2020	656,507	732,434	73,552	15,796	22,091	1,500,380

At January 1, 2021	656,507	732,434	73,552	15,796	22,091	1,500,380
Additions during the year	—	—	—	3,145	1,909	5,054
Additions through business combinations (note 31)*	156,817	191,332	38,205	—	1,035	387,389
Disposals	—	—	—	(18)	(723)	(741)
Exchange difference	(33,177)	(46,002)	(4,555)	(1,217)	(514)	(85,465)
At December 31, 2021*	780,147	877,764	107,202	17,706	23,798	1,806,617

At January 1, 2022	780,147	877,764	107,202	17,706	23,798	1,806,617
Additions during the year	—	—	—	14,772	6,413	21,185
Additions through business combinations (note 31)	115,686	178,257	71,028	—	—	364,971
Disposals	—	—	—	(4)	(395)	(399)
Exchange difference	(13,254)	(18,723)	(4,679)	(1,886)	(572)	(39,114)
At December 31, 2022	882,579	1,037,298	173,551	30,588	29,244	2,153,260

Accumulated amortization and impairment
At January 1, 2020	251	89,885	15,955	5,067	15,501	126,659
Charge for the year	—	26,921	4,070	871	3,553	35,415
Disposals	—	—	—	—	(475)	(475)
Exchange difference	—	(7,091)	(1,003)	518	(740)	(8,316)
At December 31, 2020	251	109,715	19,022	6,456	17,839	153,283

At January 1, 2021	251	109,715	19,022	6,456	17,839	153,283
Charge for the year	—	29,037	4,237	978	3,914	38,166
Disposals	—	—	—	(15)	(726)	(741)
Exchange difference	—	(7,184)	(1,374)	(542)	(616)	(9,716)
At December 31, 2021	251	131,568	21,885	6,877	20,411	180,992

At January 1, 2022	251	131,568	21,885	6,877	20,411	180,992
Charge for the year	—	36,169	6,936	2,598	1,627	47,330
Impairment charge for the year**	121,596	—	—	—	—	121,596
Disposals	—	—	—	(4)	(394)	(398)
Exchange difference	404	(8,335)	(1,245)	(395)	(313)	(9,884)
At December 31, 2022	122,251	159,402	27,576	9,076	21,331	339,636

Net book value

At December 31, 2020	656,256	622,719	54,530	9,340	4,252	1,347,097

At December 31, 2021	779,896	746,196	85,317	10,829	3,387	1,625,625

At December 31, 2022	760,328	877,896	145,975	21,512	7,913	1,813,624

Network related intangible assets represent future income from leasing excess tower capacity to new tenants. Customer related intangible assets represent customer contracts and relationships.

*      Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).

** The carrying amount of the IHS Latam tower businesses group of CGUs has been reduced to its recoverable amount through the recognition of an impairment loss against goodwill. This loss is included in administrative expenses in the statement of profit or loss.

Amortization expense has been included in cost of sales and administrative expenses in the statement of income and other comprehensive income:

	2022	2021	2020
	$’000	$'000	$'000

Cost of sales (note 7)	42,050	34,051	32,503
Administrative expenses (note 8)	5,280	4,115	2,912
	47,330	38,166	35,415

15.1Allocation of goodwill

Management reviews the business performance based on the geographical location of business. It has identified IHS Nigeria Limited, INT Towers Limited, IHS Towers NG Limited, IHS Cameroon S.A., IHS Côte d’Ivoire S.A., IHS Rwanda Limited, IHS Zambia Limited, IHS Kuwait Limited, IHS South Africa Proprietary Limited, the IHS Latam tower businesses and I-Systems Soluções de Infraestrutura S.A. (“I-Systems”) as the main CGUs/Group of CGUs relevant for the allocation of goodwill. IHS Nigeria Limited, INT Towers Limited and IHS Towers NG Limited CGUs related to the Nigeria operating segment, IHS Cameroon S.A, IHS Côte d’Ivoire S.A, IHS Zambia Limited, IHS South Africa Proprietary Limited and IHS Rwanda Limited CGUs related to the SSA operating segment, IHS Kuwait Limited CGU related to the MENA operating segment, and the IHS Latam tower businesses group of CGUs and the I-Systems CGU relate to the Latam operating segment. Goodwill is monitored by management at a CGU/group of CGU level as noted above. The following is a summary of goodwill allocation for each CGU.

				Effects of
		Additions through		movements in
	Opening	business combinations		exchange rates	Closing
	balance	(note 31)	Impairment	and other movements	balance
	$'000	$'000	$'000	$'000	$'000
2022
IHS Nigeria Limited	59,768	—	—	(3,432)	56,336
INT Towers Limited	214,775	—	—	(12,316)	202,459
IHS Towers NG Limited	43,138	—	—	(2,476)	40,662
IHS Cameroon S.A.	44,388	—	—	(2,647)	41,741
IHS Côte d’Ivoire S.A.	22,012	—	—	(1,311)	20,701
IHS Zambia Limited	50,709	—	—	(3,991)	46,718
IHS Rwanda Limited	11,867	—	—	(681)	11,186
IHS Kuwait Limited	12,369	—	—	(146)	12,223
IHS South Africa Proprietary Limited	—	61,045	—	(5,273)	55,772
IHS Latam tower businesses	241,451	54,641	(121,596)	13,076	187,572
I-Systems	79,419	—	—	5,539	84,958
	779,896	115,686	(121,596)	(13,658)	760,328
2021
IHS Nigeria Limited	63,374	—	—	(3,606)	59,768
INT Towers Limited	227,715	—	—	(12,940)	214,775
IHS Towers NG Limited	45,741	—	—	(2,603)	43,138
IHS Cameroon S.A.	48,170	—	—	(3,782)	44,388
IHS Côte d’Ivoire S.A.	23,888	—	—	(1,876)	22,012
IHS Zambia Limited	39,907	—	—	10,802	50,709
IHS Rwanda Limited	12,319	—	—	(452)	11,867
IHS Kuwait Limited	13,142	—	—	(773)	12,369
IHS Latam tower businesses	182,000	75,034	—	(15,583)	241,451
I-Systems*	—	81,783	—	(2,364)	79,419
	656,256	156,817	—	(33,177)	779,896
2020
IHS Nigeria Limited	71,297	—	—	(7,923)	63,374
INT Towers Limited	256,149	—	—	(28,434)	227,715
IHS Towers NG Limited	51,460	—	—	(5,719)	45,741
IHS Cameroon S.A.	43,933	—	—	4,237	48,170
IHS Côte d’Ivoire S.A.	21,787	—	—	2,101	23,888
IHS Zambia Limited	60,529	—	—	(20,622)	39,907
IHS Rwanda Limited	12,986	—	—	(667)	12,319
IHS Kuwait Limited	—	13,143	—	(1)	13,142
IHS Latam tower businesses	—	218,887	—	(36,887)	182,000
	518,141	232,030	—	(93,915)	656,256

* Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).

The recoverable amount of each CGU, except for the IHS Latam tower businesses group of CGUs and the I-Systems CGU, was determined based on value in use calculations. The recoverable amount of the IHS Latam tower businesses group of CGUs and the I-Systems CGU was determined based on fair value less costs of disposal.

(a)Recoverable amounts based on value in use

These calculations used pre-tax local currency cash flow projections based on the financial budgets approved by management covering a five-year period. Within the five-year period, revenue growth assumptions are based on past experience and expected future developments in the Group’s CGUs. Cash flows beyond the five-year period were valued using the estimated terminal growth rates stated below.

The key assumptions to which the value-in-use calculations are most sensitive are:

●	Revenue growth assumptions (taking into account tenancy rates), and the direct effect these have on gross profit margins in the five-year forecast period;
●	pre-tax weighted average cost of capital;
●	gross margins; and
●	terminal growth rates.

	Pre-tax weighted average cost	Terminal	Tenancy				Gross margins excluding depreciation &
	of capital	growth rate	Ratio*				amortization*
2022
IHS Nigeria Limited	24.4%	3.2%	3.76	x -	7.74	x	62.5	% -	78.7%
INT Towers Limited	25.4%	3.2%	3.93	x -	4.79	x	61.7	% -	74.0%
IHS Towers NG Limited	24.9%	3.2%	3.65	x -	4.73	x	65.3	% -	72.3%
IHS Cameroon S.A.	13.7%	4.0%	2.56	x -	3.10	x	56.6	% -	65.5%
IHS Côte d’Ivoire S.A.	11.0%	4.0%	3.35	x -	4.00	x	54.8	% -	61.5%
IHS Zambia Limited	30.2%	4.0%	2.61	x -	3.24	x	65.4	% -	72.8%
IHS Rwanda Limited	18.1%	4.0%	2.04	x -	2.64	x	69.0	% -	73.2%
IHS South Africa Proprietary Limited	13.9%	3.3%	1.25	x -	2.28	x	42.9	% -	66.4%
IHS Kuwait Limited	6.3%	3.6%	1.01	x -	1.53	x	56.6	% -	62.6%

2021
IHS Nigeria Limited	16.1%	2.7%	3.32	x -	5.18	x	64.2	% -	79.7%
INT Towers Limited	16.0%	2.7%	3.56	x -	4.98	x	67.4	% -	74.9%
IHS Towers NG Limited	16.5%	2.7%	3.63	x -	4.44	x	52.3	% -	63.1%
IHS Cameroon S.A.	12.1%	3.2%	2.37	x -	2.89	x	57.8	% -	64.6%
IHS Côte d’Ivoire S.A.	9.8%	3.2%	3.45	x -	4.46	x	53.8	% -	63.5%
IHS Zambia Limited	24.1%	2.0%	2.40	x -	3.30	x	65.2	% -	74.6%
IHS Rwanda Limited	15.5%	3.2%	2.04	x -	2.97	x	67.0	% -	73.3%
IHS Kuwait Limited	6.0%	2.9%	1.00	x -	1.46	x	52.4	% -	64.9%

2020
IHS Nigeria Limited	22.6%	2.7%	2.59	x -	4.55	x	67.8	% -	82.1%
INT Towers Limited	22.5%	2.7%	2.87	x -	5.22	x	73.7	% -	79.9%
IHS Towers NG Limited	23.2%	2.7%	2.80	x -	3.02	x	64.4	% -	69.9%
IHS Cameroon S.A.	13.8%	3.2%	2.61	x -	3.16	x	55.9	% -	61.0%
IHS Côte d’Ivoire S.A.	10.0%	3.2%	3.44	x -	4.56	x	57.5	% -	61.6%
IHS Zambia Limited	32.2%	3.2%	2.21	x -	2.93	x	68.4	% -	75.8%
IHS Rwanda Limited	17.0%	3.2%	2.13	x -	2.60	x	65.9	% -	69.8%
IHS Kuwait Limited	5.0%	2.8%	1.00	x -	1.46	x	45.3	% -	59.2%

*     Tenancy ratios and gross margins (excluding depreciation & amortization) disclosed are for the forecast period 2023 – 2027. The tenancy ratios refer to the average number of tenants plus lease amendments (also including extra power and space) per tower that is owned or operated across a tower portfolio at a given point in time.

Management has considered and assessed reasonably possible changes for key assumptions on all markets. Any one of the following changes in assumptions could represent a reasonably possible scenario:

-	1% increase in the post-tax discount rate
-	1% decrease in the terminal growth rate
-	50% decrease in tenancy growth
-	10% decrease in gross margin

None of these reasonably possible scenarios would result in an impairment of any CGU except for IHS South Africa Proprietary Limited (2021: None).

Each of the above scenarios when applied to IHS South Africa Proprietary Limited would result in the following impairment charge:

	1% increase	1% decrease	50% decrease	10% decrease
	in post-tax	in terminal	in tenancy	in gross
	discount rate	growth rate	growth	margin
	$'000	$'000	$'000	$'000
IHS South Africa Proprietary Limited	68,724	45,732	155,908	77,017

The changes that would cause an impairment for the other CGUs are set out below:

Sensitivity analysis

IHS
	IHS Nigeria	INT Towers	IHS Towers	Cameroon	IHS Côte	IHS Zambia	IHS Rwanda	IHS Kuwait
	Limited	Limited	NG Limited	S.A.	d’Ivoire S.A.	Limited	Limited	Limited
% Rise in discount rate	Increase by 41.8pp	Increase by 19.4pp	Increase by 5.6pp	Increase by 3.2pp	Increase by 9.5pp	Increase by 4.2pp	Increase by 7.7pp	Increase by 3.3pp
Decrease in tenancy ratio	Decrease by an average of 3.5x over 4 years	Decrease by an average of 1.5x over 4 years	Decrease by an average of 0.8x over 4 years	Decrease by an average of 0.42x over 4 years	Decrease by an average of 1.31x over 4 years	Decrease by an average of 0.27x over 4 years	Decrease by an average of 0.61x over 4 years	Decrease by an average of 0.51x over 4 years
Gross margin (excluding depreciation and amortization)	Decrease by an average of 44.1pp over 4 years	Decrease by an average of 26.5pp over 4 years	Decrease by an average of 11.9pp over 4 years	Decrease by an average of 12.1pp over 4 years	Decrease by an average of 28.4pp over 4 years	Decrease by an average of 7.8pp over 4 years	Decrease by an average of 21.6pp over 4 years	Decrease by an average of 27.9pp over 4 years
Decrease in terminal growth rate	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%

(b)Recoverable amount based on fair values less costs of disposal

December 31, 2022

The recoverable amounts of the IHS Latam tower businesses group of CGUs and the I-Systems CGU were based on fair value less costs of disposal.

Fair value less costs of disposal is determined on the basis of the income approach, discounting estimated future net local currency cash flows that reflects current market expectations.

The key assumptions to which the fair value less costs of disposal calculation for the Latam tower businesses are most sensitive are:

●	revenue growth assumptions (taking into account tenancy growth) and the direct effect these have on gross profit margins in the ten-year forecast period for the IHS Latam tower businesses group of CGUs;
●	revenue growth assumptions (including homes connected) and the direct effect these have on gross profit margins in the ten-year forecast period for the I-Systems CGU;
●	discount rates (being post-tax weighted average cost of capital);
●	estimated costs of disposal based on management’s experience of previously completed business combinations; and
●	terminal growth rates.

2022	Discount rate	Terminal growth rate	Tenancy growth*	Homes connected	Cost of disposal
IHS Latam tower businesses	10.1%	4.1%	9.8%	n.a	0.5%
I-Systems	9.6%	4.3%	n.a	1 million - 3.6 million	0.5%

*Tenancy growth disclosed is for the average annual growth rate for tenancies over the forecast period 2023 – 2032.

An impairment loss of $121.6 million was recognized in the IHS Latam Tower business group of CGUs due to  macroeconomic conditions which have deteriorated over the last year, increasing the discount rate, and a reduction in the cash flows in the outer years of the forecast used for impairment testing.

Management has determined the reasonably possible changes in key assumptions as follows:

-	1% increase in the post-tax discount rate
-	1% decrease in the terminal growth rate
-	15% decrease in tenancy growth
-	15% decrease in growth in homes connected

For the Latam Towers businesses group of CGUs these reasonably possible change scenarios would individually increase the impairment charge recognized as follows:

	1% increase	1% decrease	15% decrease
	in post tax	in terminal	in tenancy
	discount rate	growth rate	growth
	$'000	$'000	$'000
Latam Towers businesses	174,000	108,000	113,000

For the I-Systems CGU management has concluded that no reasonably possible scenario could give rise to an impairment. Individually, the changes that would cause an impairment are set out below:

	% rise in	% decrease in	% decrease in
	discount	homes	terminal
	rate	connected	growth rate
I-Systems	2.2%	45.0%	3.8%

December 31, 2021

Fair value less costs of disposal is determined on the basis of information observed or derived from recent comparable transactions, including in respect of the IHS Latam tower businesses, tower cash flow multiples.

The key assumptions to which the fair value less costs of disposal calculation for the Latam tower businesses group of CGUs is most sensitive are:

●	monthly tower cash flow for the Latam tower businesses group of CGUs determined on the basis of contractual revenues and gross margin percentage for existing towers at December 31, 2021;
●	tower cash flow multiples determined from analysis of information available relating to recent comparable transactions; and
●	estimated costs of disposal based on management’s experience of previously completed business combinations.

The fair value measurement was categorized as a Level 3 fair value based on the inputs in the valuation technique used.

Valuation technique	Significant unobservable inputs	Sensitivity of the input to fair value (movement in input value which would cause the carrying amount to exceed the recoverable amount resulting in an impairment)
Recent transactions, Tower cash flow market multiples	● Monthly tower cash flow: $2.6 million (2020: $1.6 million) ● Multiple: 22.0x (2020: 22.0x) ● Costs of disposal: 0.82% of enterprise value (2020: 1.2%)	● Decrease by $327,000 ● Decrease by 2.63x ● Increase by 11.95% of enterprise value

As can be seen from the analysis above, the valuation derived from the fair value calculation exceeds the carrying amount by a very small margin. Should market participant sentiment alter in future such that the market is viewed as less attractive, it is likely that the comparable transaction multiple would fall and that would result in an impairment.

I-Systems was purchased on November 16, 2021. The post-acquisition performance of the business (including key non-financial metrics such as homes passed and homes connected) is in line with management’s forecasts such that the purchase price paid for the business is considered to remain the best estimate of fair value at December 31, 2021.